Significant Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2020
Significant Related Party Transactions [Line Items]
Percentage of shares outstanding	30.30%
Amount paid	$ 3,465
Unpaid amount	43,750
Total outstanding amount
Bonus paid		512,524
Percentage of total compensation	5.00%
Lifezone Metals Limited [Member]
Significant Related Party Transactions [Line Items]
Paid amount	$ 55,000
Keith Liddell [Member]
Significant Related Party Transactions [Line Items]
Amount paid	395,878
Mr.Charles Liddell [Member]
Significant Related Party Transactions [Line Items]
Amount paid	3,465	63,163
Ms.Natsha Liddell [Member]
Significant Related Party Transactions [Line Items]
Amount paid	85,111	146,224
Atlas [Member]
Significant Related Party Transactions [Line Items]
Amount paid	21,048
Mr.Simon Liddell [Member]
Significant Related Party Transactions [Line Items]
Amount paid	133,343	$ 144,904
Lifezone Limited [Member]
Significant Related Party Transactions [Line Items]
Loan amount	$ 75,000		$ 375,000
Percentage of interest acquired	100.00%
Lifezone Limited [Member] | Convertible instruments [member]
Significant Related Party Transactions [Line Items]
Percentage of interest acquired	33.33%
Lisa Smith [Member]
Significant Related Party Transactions [Line Items]
Total outstanding amount	$ 75,000
Employees [Member]
Significant Related Party Transactions [Line Items]
Bonus paid	$ 305,497
Kelltech Limited [Member] | Convertible instruments [member]
Significant Related Party Transactions [Line Items]
Percentage of interest acquired	50.00%
KTSA [Member] | Convertible instruments [member]
Significant Related Party Transactions [Line Items]
Percentage of interest acquired	33.33%